NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2015
NET LOSS PER SHARE
NET LOSS PER SHARE

16. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share (1 ADS = 100 Shares):

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015

Numerator:
Net loss	(34,427,734)	(10,727,642)	(2,051,182)
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	4,728,185,434	4,746,324,022	4,767,742,804
Dilutive effect of potential ordinary shares	—	—	—

Weighted average ordinary shares outstanding for diluted calculation	4,728,185,434	4,746,324,022	4,767,742,804

Weighted-average ADS used in per basic ADS calculations	47,281,854	47,463,240	47,677,428
Dilutive effect of potential ADS	—	—	—

Weighted-average ADS used in per diluted ADS calculations	47,281,854	47,463,240	47,677,428

Loss per share — basic and diluted

Net loss per share — basic and diluted	(0.01)	(0.00)	(0.00)

Loss per ADS — basic and diluted

Net loss per ADS — basic and diluted	(0.73)	(0.23)	(0.04)

Incremental ordinary shares with dilutive effect are calculated using the treasury stock method for stock options and restricted stock. Under the treasury stock method, the proceeds from the assumed conversion of options are used to repurchase outstanding ordinary shares using the average fair value for the period.

For all periods presented, all potentially dilutive securities associated with the Company’s stock options and restricted stock (Note 14) have not been reflected in the dilutive calculations due to the presence of a net loss in each period as the inclusion of such potential common shares would be anti-dilutive.